Related Party Information (Tables)	9 Months Ended
Sep. 30, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

These transactions with FCA are reflected in the Company’s condensed consolidated financial statements as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
	(in millions)		(in millions)
Net sales	$174	$197	$500	$613
Cost of goods sold	$110	$110	$336	$352
Selling, general and administrative expenses	$40	$38	$112	$112

	September 30, 2017	December 31, 2016
	(in millions)
Trade receivables	$9	$11
Trade payables	$100	$105

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
	(in millions)		(in millions)
Net sales	$236	$151	$730	$515
Cost of goods sold	$117	$61	$327	$305

	September 30, 2017	December 31, 2016
	(in millions)
Trade receivables	$194	$113
Trade payables	$99	$108